Goodwill and Other Intangible Assets - Schedule of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Indefinite-Lived Intangible Assets [Roll Forward]
Beginning balance	$ 18	$ 31	$ 35
Dispositions	0	(5)	0
Amortization	(4)	(7)	(6)
Other	(2)	(1)	2
Ending balance	12	18	31
Life Insurance
Indefinite-Lived Intangible Assets [Roll Forward]
Beginning balance	18	23	24
Dispositions	0	0	0
Amortization	(4)	(4)	(4)
Other	(2)	(1)	3
Ending balance	12	18	23
Corporate & Other
Indefinite-Lived Intangible Assets [Roll Forward]
Beginning balance	0	8	11
Dispositions	0	(5)	0
Amortization	0	(3)	(2)
Other	0	0	(1)
Ending balance	$ 0	$ 0	$ 8